Risk Management and Report - Schedule of Potential Profit and Loss Impact on Trading Book (Details) - CLF [Member] $ in Millions	12 Months Ended
Dec. 31, 2025 CLP ($)
Schedule of Potential Profit and Loss Impact on Trading Book [Line Items]
CLP Interest Rate	$ (13,347)
Derivatives	100
Debt instruments	(13,447)
CLF Interest Rate	(1,890)
Derivatives	(823)
Debt instruments	(1,067)
Interest rate US SOFR	(2,960)
SOFR/CAM interest rate spread	(1,247)
Total Interest rates	(19,444)
Banking spread
Total FX and FX Options	(474)
Total	$ (19,918)